Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Film rights, acquired	$ 907	$ 2,655
Short-term borrowings	$ 140,559	$ 98,463
Short-term borrowings, interest rate	100.00%	100.00%
Salaries	$ 37,015	$ 35,661	$ 42,902
Film rights purchased	107,722	186,757	173,481
Deferred revenue	12,260	10,642
Supreme Chambers, 5th Floor
Disclosure of transactions between related parties [line items]
Monthly lease payment	$ 83
Lease agreement, description	Pursuant to a lease agreement that expires on January 4, 2020, Eros International Media Limited leases office premise for studio use at Supreme Chambers, 5th Floor, Andheri (W), Mumbai from Kishore and Sunil Lulla. Beginning January 2015, the lease requires Eros International Media Limited to pay $83 each month under this lease.
550 County Avenue
Disclosure of transactions between related parties [line items]
Monthly lease payment	$ 11
Lease agreement, description	Pursuant to a lease agreement, Eros USA Inc. leases the real estate property at 550 County Avenue, Secaucus, New Jersey, from 550 County Avenue Property Corp, a Delaware corporation owned by Beech Investments. The lease was renewed on April 1,2015, and required the Group to pay $11 each month. The lease has been mutually cancelled from end of November, 2018.
Red Bridge Group Limited
Disclosure of transactions between related parties [line items]
Compensation for services	$ 186	270	260
NextGen Films Private Limited
Disclosure of transactions between related parties [line items]
Film rights, acquired	$ 1,109	$ 7,760	616
Performance guarantee to bank in connection with funding commitments	8,000	8,000
Advances for film co-production	$ 6,192	$ 19,025	22,881
Refunds on abandonment of certain film projects		6,114	5,075
Installments from license fees	8,000
Revenue from license fees	1,413
Deferred revenue	6,587
Proceeds from advances	6,500
Everest Entertainment LLP
Disclosure of transactions between related parties [line items]
Film rights sold	1,260	166
Film rights purchased	314
Eros International Plc
Disclosure of transactions between related parties [line items]
Salaries	144	139	130
Eros India
Disclosure of transactions between related parties [line items]
Salaries	123	133	$ 133
Eros International Media Limited
Disclosure of transactions between related parties [line items]
Monthly lease payment	$ 4			$ 61
Lease agreement, description	Pursuant to a lease agreement that expired on March 31, 2019, the lease requires Eros International Media Limited to pay $4 each month under this lease. Eros International Media Limited leases apartments for studio use at Kailash Plaza, 3rd Floor, Opp. Laxmi Industrial Estate, Andheri (W), Mumbai, from Manjula K. Lulla, the wife of Kishore Lulla. The lease was renewed on April 1, 2019 for a further period of one year on the same terms. Pursuant to a lease agreement that expired on September 30, 2018, the lease requires Eros International Media Limited to pay $4 each month under this lease. Eros International Media Limited leases for use as executive accommodations the property Aumkar Bungalow, Gandhi Gram Road, Juhu, Mumbai, from Sunil Lulla. The lease was renewed on October 1, 2018 for a further period of three years on the same terms.
Eros Digital FZ LLC
Disclosure of transactions between related parties [line items]
Salaries	$ 213	$ 90